SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.17%
Australia — 9.48%
12,500	BHP Group Ltd.	$387,212
2,950	CSL Ltd.	575,233
2,722	Macquarie Group Ltd.	307,282
4,016	Mineral Resources Ltd.	210,665
3,421	Rio Tinto Plc	240,784
27,977	Santos Ltd.	137,596

		1,858,772

China — 4.00%
79,800	Budweiser Brewing Co. APAC Ltd.(a)	249,455
134,000	CSPC Pharmaceutical Group Ltd.	139,504
9,300	Tencent Holdings Ltd.	394,323

		783,282

Denmark — 4.47%
450	Chr Hansen Holding A/S	32,370
5,020	Novo Nordisk A/S, Class B	681,794
3,194	Novozymes A/S, Class B	162,043

		876,207

Finland — 2.63%
9,858	Sampo Oyj, Class A	514,878

France — 9.82%
736	Edenred	40,057
2,071	EssilorLuxottica SA	374,713
850	LVMH Moet Hennessy Louis Vuitton SE	618,539
2,623	Sanofi	252,927
2,244	Schneider Electric SE	315,135
5,166	TotalEnergies SE	324,287

		1,925,658

Hong Kong — 1.75%
31,000	AIA Group Ltd.	342,345

Ireland — 1.79%
569	Flutter Entertainment Plc*	77,033
3,669	Ryanair Holdings Plc, ADR*	274,295

		351,328

Japan — 19.40%
8,200	Ajinomoto Co., Inc.	250,619
11,000	Daiichi Sankyo Co. Ltd.	354,054
7,700	Hitachi Ltd.	387,435
1,700	Hoya Corp.	162,824
23,000	Inpex Corp.	247,145
900	Keyence Corp.	349,420

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

124,000	Mitsubishi UFJ Financial Group, Inc.	$832,464
7,000	Recruit Holdings Co. Ltd.	219,114
2,700	Sony Group Corp.	205,798
37,200	Tokio Marine Holdings, Inc.	794,681

		3,803,554

Netherlands — 8.88%
109	Adyen NV*,(a)	151,319
815	ASML Holding NV	444,380
4,861	Heineken NV	457,869
41,166	ING Groep NV	501,450
4,548	NN Group NV	185,978

		1,740,996

Norway — 2.88%
9,377	Aker BP ASA	291,464
10,696	DNB Bank ASA	211,248
3,705	Nordic Semiconductor ASA*	62,104

		564,816

Spain — 1.00%
3,785	Amadeus IT Group SA*	196,357

Sweden — 3.01%
12,182	Assa Abloy AB, Class B	262,026
14,804	Atlas Copco AB, Class A	175,403
14,566	Hexagon AB, Class B	152,726

		590,155

Switzerland — 7.42%
3,798	Nestle SA	438,705
1,625	Roche Holding AG	510,636
593	Sika AG	142,559
19,508	UBS Group AG	362,580

		1,454,480

Taiwan — 2.82%
38,000	Taiwan Semiconductor Manufacturing Co. Ltd.	551,892

United Kingdom — 19.82%
7,229	Ashtead Group Plc	410,642
56,670	Barratt Developments Plc	270,673
6,217	British American Tobacco Plc	245,933
5,948	DCC Plc	292,475
13,650	Diageo Plc	597,486
7,553	Experian Plc	255,807
6,914	Fevertree Drinks Plc	85,995
1,585	Linde Plc	516,648
5,942	London Stock Exchange Group Plc	510,544

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

13,927	RELX Plc	$385,793
6,822	Sage Group Plc (The)	61,430
47,886	Schroders Plc	251,617

		3,885,043

Total Common Stocks (Cost $19,744,688)		19,439,763

Total Investments (Cost $19,744,688) — 99.17%		$19,439,763
Other assets in excess of liabilities — 0.83%		162,639

NET ASSETS — 100.00%		$19,602,402

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.56%
Health Care	15.57%
Industrials	15.19%
Consumer Staples	11.87%
Information Technology	10.25%
Materials	8.63%
Consumer Discretionary	5.98%
Energy	5.11%
Communication Services	2.01%
Other*	0.83%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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